SEGMENT INFORMATION (TABLES)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2012	2013	2014
	$	$	$

Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	14,689	14,646	13,820
Intersegment sales	8,585	-	-

	23,274	14,646	13,820

Electric OEM:
Unaffiliated customers	10,681	7,287	9,116
Intersegment sales	11,914	-	-

	22,595	7,287	9,116

Intersegment eliminations	(20,499)	-	-

Total net sales	25,370	21,933	22,936

Operating income:
Metal stamping and Mechanical OEM	428	319	527
Electric OEM	71	142	352
Corporate	(269)	(106)	(86)

Total operating income	230	355	793

Interest expense:
Metal stamping and Mechanical OEM	14	6	1
Electric OEM	10	3	-

Total interest expense	24	9	1

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	393	353	306
Electric OEM	277	233	251

Total depreciation and amortization	670	586	557

Capital expenditure:
Metal stamping and Mechanical OEM	323	210	44
Electric OEM	32	109	29

Total capital expenditure	355	319	73

	As of March 31,
	2013	2014
	$	$

Total assets:
Metal stamping and Mechanical OEM	10,022	10,452
Electric OEM	5,228	4,859
Corporate	102	465

Total assets	15,352	15,776

	As of March 31,
	2013	2014
	$	$

Long-lived assets:
Metal stamping and Mechanical OEM	1,142	796
Electric OEM	627	417

Total long-lived assets	1,769	1,213

Schedule Of Segment Reporting Information By Geographical Segment [Table Text Block]
the breakdown by geographic area is as follows:
	Year ended March 31,
	2012	2013	2014
	$	$	$
Net sales:
Hong Kong and China	5,933	6,148	5,086
Other Asian countries	995	1,415	1,489
Europe	14,030	13,503	15,564
North America	4,412	867	797

	25,370	21,933	22,936